FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives designated as hedging instruments location:
Net gain (loss) on qualifying cash flow hedging instruments	$ (246)	$ 4,671	$ (1,822)
Accumulated other comprehensive (loss) gain	$ (41,254)	5,171	(6,757)
Interest rate swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value		100,900
Equity Swap
Derivatives designated as hedging instruments location:
Shares acquired by counterparty	3,200,000
Shares acquired by counterparty, per share price (USD per share)	$ 41.10
Loss on derivative	$ 67,900
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	1,250,000	1,475,937
Derivatives designated as hedging instruments location:
Amount of gain recognized in other comprehensive income on derivative (effective portion)	0	3,483	4,148
Net gain (loss) on qualifying cash flow hedging instruments	0	(4,000)
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Other financial Items, net
Derivatives designated as hedging instruments location:
Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss	382	3,235	(1,644)
Ineffective Portion	0	876	542
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Gain on sale of Golar Maria
Derivatives designated as hedging instruments location:
Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss	0	0	2,370
Ineffective Portion	$ 0	$ 0	$ 0
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Minimum
Mark-to-market swaps valuation:
Fixed interest rate	1.13%	1.13%
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Maximum
Mark-to-market swaps valuation:
Fixed interest rate	1.94%	4.52%
Designated as Hedging Instrument | Accumulated Other Comprehensive Loss | Cash flow hedging
Derivatives designated as hedging instruments location:
Accumulated other comprehensive (loss) gain	$ 200	$ 600
Golar Partners
Derivatives designated as hedging instruments location:
Forward contract to purchase shares	107,000
Forward contract to purchase shares, average price per share (USD per share)	$ 18.75